Summary of Significant Accounting Policies - Cost to obtain and fulfill a contract (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2020 USD ($) item	Aug. 31, 2019 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)
Capitalized Contract Cost [Line Items]
Deferred amortization term	5 years		5 years		5 years
Impairment loss on deferred commission	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Selling and Marketing Expense [Member]
Capitalized Contract Cost [Line Items]
Amortization of contract cost	237,000	158,000	$ 470,000	314,000	665,000	377,000
Sales commission
Capitalized Contract Cost [Line Items]
Capitalized Contract Cost, Net					$ 1,495,000	1,832,000
Number of increments in which payment to sales person is made.			2		2
Sales commission paid upon signing of contract (as a percent)			75.00%		75.00%
Sales commission paid upon customer launch (as a percent)			25.00%		25.00%
Amortization of contract cost	$ 1,999,000	229,000	$ 2,502,000	523,000
Customer set up cost
Capitalized Contract Cost [Line Items]
Capitalized Contract Cost, Net					$ 904,000	667,000
Deferred amortization term	5 years		5 years		5 years
Amortization of contract cost	$ 110,000	$ 75,000	$ 270,000	$ 146,000	$ 320,000	$ 417,000